Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2023
Contributed Equity [Abstract]
Summary of Contributed Equity

	June 30, 2023	June 30, 2022	June 30, 2021
	US$	US$	US$
(a) Ordinary shares
Issued and fully paid at June 30	320,883,552	235,277,217	234,147,526
Movement in ordinary shares:
Opening balance	235,277,217	234,147,526	113,852,364
Issue of shares on exercise of options granted under the LTIP	3,790,978	1,129,691	3,271,542
Issue of shares on Nasdaq listing net of issuance cost $10,126,969	—	—	105,477,591
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412	—	—	11,546,029
Issue of shares net of issuance costs $4,531,040	81,815,357	—	—
	320,883,552	235,277,217	234,147,526
Ordinary shares on issue:	No:	No:	No:
Opening balance	352,152,542	351,003,541	269,157,769
Issue of shares on exercise of options granted under the LTIP	2,387,826	1,149,001	5,845,804
Issue of shares on Nasdaq listing	—	—	68,506,400
Issue of share on exercise of pre-funded warrants	—	—	7,493,568
Issue of shares on ASX	112,619,006	—	—
	467,159,374	352,152,542	351,003,541